Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,488	$ 5,954	$ 3,610
Less accumulated depreciation and amortization	(3,303)	(2,478)	(1,852)
Total property and equipment, net	$ 4,185	$ 3,476	1,758
Developed software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5 years	5 years
Total property and equipment	$ 6,559	$ 5,054	3,540
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3 years
Total property and equipment	$ 131	102	70
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3 years
Total property and equipment	$ 90	90	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5 years
Total property and equipment	$ 708	$ 708	$ 0